Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Goodwill and Other Intangible Assets [Abstract]
Remainning 9 months of 2015	$ 58,138
2016	75,852
2017	74,049
2018	71,096
2019	69,966
Thereafter	167,521
Net Book Value	$ 516,622